Class A Ordinary Shares Subject to Possible Redemption (Tables)	9 Months Ended
Sep. 30, 2021
LEO HOLDINGS III CORP [Member]
Summary of Reconciliation of Class A Ordinary Shares Subject to Possible Redemption Reflected on the Condensed Consolidated Balance Sheet
The Class A ordinary shares subject to possible redemption reflected on the condensed consolidated
balance sheet is reconciled on the following table:

Gross proceeds received from Initial Public Offering	$275,000,000
Less:
Fair value of Public Warrants at issuance	(4,620,000)
Offering costs allocated to Class A ordinary shares	(15,504,954)
Plus:
Accretion on Class A ordinary shares to redemption value	20,124,954

Class A ordinary shares subject to possible redemption	$275,000,000